Investments (Tables)	3 Months Ended
Mar. 31, 2026
Investments [Abstract]
Schedule of investments

The following tables outline changes in investments during the period ended March 31, 2026:

			Balance at December 31, 2025	Change in fair value through profit or loss	Effects of foreign exchange	Balance at March 31, 2026
Entity	Instrument	Note	$	$	$	$
A2ZCryptoCap Inc.	Shares	(i)	3,794	(64)	-	3,730
Royal Bank of Canada	GIC	(ii)	21,889	-	(367)	21,522
Gamestop	Shares	(iii)	40,158	5,922	-	46,080
Genius Group Ltd	Shares	(iv)	21,906	(9,499)	-	12,407
JZR Gold	Warrants	(v)	371,333	(232,166)	-	139,167
			459,080	(235,807)	(367)	222,906

					Current	222,906
					Non-current	-
						222,906

(i)	On June 23, 2022, the Company acquired 80,000 shares of A2ZCryptoCap Inc. for C$0.10 per share. As at March 31, 2026, the fair value of the shares was determined based on the quoted market price of the shares of C$0.065 per share (December 31, 2025 – C$0.065).

ii)	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of March 31, 2026, the total balance outstanding was C$30,000 (December 31, 2025 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.

iii)	On July 18, 2025, the Company purchased 2,000 shares of GameStop Corp. (NYSE: GME) for a total amount of $48,516 (C$66,561) for $23.55 per share. As at March 31, 2026, the fair value of the shares was determined based on the quoted market price of $23.04 per share resulting in a gain on change in fair value of $5,922 for the three months ended March 31, 2026.
iv)	On July 25, 2025, the Company purchased 40,000 shares of Genius Group Limited (AMEX: GNS) for a total amount of $49,009 (C$67,237) for a weighted average price of $1.20 per share. On July 28, 2025, the Company sold 1,871 shares of GNS for a total amount of $2,217 (C$3,043). As at March 31, 2026, the fair value of the remaining 38,129 shares was determined based on the quoted market price of $0.33 per share resulting in a loss on change in fair value of $9,499 for the three months ended March 31, 2026.

v)	On July 22, 2025, the Company acquired 1,666,667 units at a price of C$0.30 per unit of JZR Gold Inc (“JZR”) for $364,800 (C$500,000). Each unit is comprised of one common share in the capital of JZR and one non-transferable common share purchase warrant to acquire one common share at a price of C$0.40 per warrant share.

Schedule of fair value of warrants option pricing model assumptions

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions as at the following dates:

	July 22, 2025	December 31, 2025	March 31, 2026
Share price (CDN)	$0.460	$0.465	$0.245
Exercise price	$0.29	$0.29	$0.29
Expected dividend yield	-	-	-
Risk free interest rate	2.78%	2.55%	2.79%
Expected life	2.00	1.56	1.31
Expected volatility	135.64%	140.17%	140.17%